UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05795 )

Exact name of registrant as specified in charter: Putnam High Yield Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam High Yield Municipal Trust

The fund's portfolio
12/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (124.8%)(a)
		Principal
	Rating (RAT)	amount	Value

Alabama (0.8%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$550,000	$563,976
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated
Board), Ser. A, 5.3s, 4/1/27 (Prerefunded)	AAA	500,000	518,710
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	250,000	260,315
			1,343,001

Arizona (2.5%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	250,000	250,575
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	573,260
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	1,000,000	1,094,120
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	750,000	778,643
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	532,920
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	325,000	320,769
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/18	Baa2	200,000	206,958
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	500,000	513,935
			4,271,180

Arkansas (1.5%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	400,000	409,640
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	260,000	263,747
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	1,000,000	1,060,620
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B
5s, 2/1/25	Baa2	285,000	294,744
5s, 2/1/11	Baa2	500,000	519,375
			2,548,126

California (12.5%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A+	240,000	253,363
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,000,000	1,053,320
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	560,000	597,722
CA State G.O. Bonds, 5s, 5/1/24	A1	1,000,000	1,059,260
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 4 7/8s, 10/1/35	BBB-	200,000	201,472
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,500,000	1,588,260
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	BBB+	875,000	893,183
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	645,000	657,049
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No.
08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	500,000	521,925
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,067,480
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	250,000	264,900
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	375,000	393,319
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	350,000	363,885

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	2,080,040
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	385,000	350,947
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,000,000	1,107,690
Ser. 03 A-1, 5s, 6/1/21	BBB	410,000	411,431
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	500,000	515,420
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	250,000	263,128
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera
Ranch - No. 1), 6s, 8/15/25 (Prerefunded)	AAA	1,000,000	1,092,240
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	250,000	257,135
Roseville, Special Tax Bonds (Cmnty. Fac. Dist. No.
1-Westpark), 5 1/4s, 9/1/19	BB/P	100,000	103,051
Roseville, Cmnty. Fac. Special Tax (Dist. No.
1-Westpark), 5s, 9/1/20	BB/P	500,000	508,760
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No.
1), 5s, 9/1/14	BB/P	1,045,000	1,073,696
Santaluz, Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	725,000	732,584
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	923,877
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	1,115,000	657,348
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,000,000	2,043,940
			21,036,425

Colorado (0.8%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	105,279
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	165,000	176,755
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	105,000	112,984
(Evangelical Lutheran), Ser. B, 3 3/4s, 6/1/34	A3	1,000,000	986,340
			1,381,358

Connecticut (0.5%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	799,658

Delaware (0.8%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,000,000	1,034,080
New Castle Cnty., Rev. Bonds (Newark Charter School),
5s, 9/1/36	BBB-	100,000	101,063
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	150,000	157,263
			1,292,406

District of Columbia (0.6%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	950,000	1,015,959

Florida (9.7%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	750,000	771,210
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	980,000	1,079,833
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	95,000	95,047
5s, 11/1/07	BB/P	15,000	15,018
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/P	770,000	799,814
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	350,000	374,339
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	500,000	569,790
5 1/4s, 6/1/21	BBB+	525,000	558,222
5 1/4s, 6/1/19	BBB+	655,000	699,573
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	400,000	410,940
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	235,000	234,556
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	495,000	515,597
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,129,623
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,075,000	1,105,100
Lee Cnty., Indl. Dev. Auth. Hlth. Care Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	100,000	102,366
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	551,560
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	755,000	769,609
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	495,000	519,562

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	500,000	554,215
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	750,000	794,730
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	767,483
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	495,000	511,117
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	600,000	621,504
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds
Ser. A, 5 3/8s, 5/1/37	BB-/P	200,000	203,556
Ser. B, 5s, 5/1/15	BB-/P	600,000	599,958
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	125,000	127,093
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	480,000	517,661
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. (Cmnty.
Infrastructure), Ser. B, 5s, 11/1/13	BB-/P	200,000	200,444
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	BB-/P	300,000	302,922
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	275,000	283,357
Wentworth Estates, Dev. Dist. Special Assmt. Bonds,
Ser. B, 5 1/8s, 11/1/12	BB-/P	135,000	135,495
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	300,000	322,314
6 1/4s, 5/1/22	BB-/P	200,000	213,748
			16,457,356

Georgia (3.3%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,275,340
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	175,000	184,882
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	2,400,000	2,402,112
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	705,000	709,004
			5,571,338

Idaho (0.8%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	555,000	560,866
Madison Cnty., Hosp. COP
5 1/8s, 9/1/14	BBB-	500,000	535,060
5 1/8s, 9/1/13	BBB-	250,000	265,685
			1,361,611

Illinois (2.3%)
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	250,000	262,663
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A+	750,000	793,800
IL Fin. Auth. Rev. Bonds (Landing At Plymouth Place),
Ser. A, 6s, 5/15/25	B+/P	200,000	212,490
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	258,060
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	212,271	195,063
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	500,000	533,850
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	1,500,000	1,613,820
			3,869,746

Indiana (2.1%)
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	1,000,000	1,062,930
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	530,065
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	2,000,000	2,006,840
			3,599,835

Iowa (3.8%)
IA Rev. Bonds (Care Initiatives), Ser. A, 5s, 7/1/19	BBB-	910,000	921,666
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	2,125,000	2,624,439
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6 1/8s, 11/15/32	BB/P	550,000	571,577
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-/F	800,000	825,800
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	500,000	522,140
Ser. B, zero %, 6/1/34	BBB	1,000,000	1,004,890
			6,470,512

Kentucky (0.2%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	305,000	318,280

Louisiana (1.1%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	260,743
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P	1,320,000	1,352,274
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	250,000	264,538
			1,877,555

Maine (1.1%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	735,000	745,349
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,000,000	1,090,070
			1,835,419

Maryland (2.6%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	500,000	551,060
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	150,000	155,457
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	700,000	700,126
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	214,734
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
4.95s, 12/31/49	A3	2,000,000	2,026,760
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	633,432
5 7/8s, 5/1/21	BB/P	150,000	156,368
			4,437,937

Massachusetts (5.6%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,000,000	1,019,490
MA State Dev. Fin. Agcy. Rev. Bonds (Boston Biomedical
Research), 5 3/4s, 2/1/29	Baa3	1,000,000	1,043,710
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	110,000	118,329
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	730,000	903,127
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	350,000	384,906
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,575,000	1,727,948
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,473,836
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,061,310
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	500,000	507,585
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	250,000	252,120
(TNG Marina Bay LLC), U.S. Govt. Coll., 7 1/2s,
12/1/27 (Prerefunded)	AAA	390,000	414,356
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	600,000	602,172
			9,508,889

Michigan (5.4%)
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	500,000	500,755
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev.
Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	919,377
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	500,000	500,935
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	200,000	201,446
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,066,730
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	510,940
Ser. A, 5s, 4/15/26	A1	1,050,000	1,098,321
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,000,000	996,620
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	455,000	464,732
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,555,335
Midland Cnty., Econ. Dev. Corp. Rev. Bonds
6 7/8s, 7/23/09	B3	500,000	511,960
6 3/4s, 7/23/09	Ba3	250,000	255,813
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	480,000	511,536
			9,094,500

Minnesota (2.3%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,500,000	1,543,485
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds

(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	275,000	275,877
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	200,000	202,954
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College
of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	1,000,000	1,038,310
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	350,000	386,981
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	250,000	257,773
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	225,000	227,414
			3,932,794

Mississippi (1.0%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,000,000	1,217,050
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	450,000	466,434
			1,683,484

Missouri (2.9%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,080,500
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	500,000	526,700
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	405,000	424,173
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	420,000	436,174
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	370,000	380,560
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	1,340,000	1,371,905
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	600,000	630,792
			4,850,804

Montana (0.2%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	150,000	157,887
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B3	250,000	264,105
			421,992

Nevada (4.6%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,500,000	3,687,600
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151), 5s, 8/1/20	BB/P	425,000	434,044
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	250,000	257,920
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	220,000	226,899
(No. T-14), 5.55s, 3/1/17	BB/P	760,000	783,575
(No. T-16), 5 1/8s, 3/1/25	BB-/P	200,000	202,198
(No. T-17), 5s, 9/1/18	BB/P	100,000	102,488
(No. T-18), 5s, 9/1/16	BB-/P	500,000	515,195
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB-/P	325,000	335,394
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	250,000	260,460
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	1,000,000	1,010,540
			7,816,313

New Hampshire (2.0%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
Ser. 05, 6 3/8s, 1/1/27	BBB-	605,000	617,100
Ser. 05, 6 3/8s, 1/1/27 (Prerefunded)	BBB-	220,000	224,400
(NH College), 6 3/8s, 1/1/27 (Prerefunded)	Aaa	175,000	178,500
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BBB-/P	595,000	607,590
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	636,936
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	600,000	624,960
NH State Bus. Fin. Auth. Rev. Bonds (Franklin Regl.
Hosp. Assn.), Ser. A, 6.05s, 9/1/29 (Prerefunded)	BBB-/P	480,000	502,070
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	14
			3,391,570

New Jersey (6.0%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	600,000	613,692
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,500,000	1,527,915
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,072,300
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	200,000	208,298
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	1,075,710

(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	160,000	164,090
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Trinitas
Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	500,000	551,225
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,114,488
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/8s,
6/1/32	AAA	3,410,000	3,828,884
			10,156,602

New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	600,000	613,314
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	390,000	401,458
			1,014,772

New York (10.5%)
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	774,375
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	325,000	337,990
5s, 7/1/10	BB	155,000	156,829
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	775,000	811,410
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	400,000	425,364
NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	AA-	1,000,000	1,062,930
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	B-/P	200,000	215,196
Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	532,360
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	820,000	858,745
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	200,000	212,106
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,344,850
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	250,000	306,800
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B	1,750,000	2,081,065
(British Airways PLC), 5 1/4s, 12/1/32	BB+	1,000,000	997,140
(Jetblue Airways Corp.), 5s, 5/15/20	B	100,000	99,129
NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	250,000	259,373
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	425,000	430,908
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,400,000	1,434,888
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$1,200,000) (RES)	BB/P	1,200,000	1,253,736
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 3rd Installment), 7s, 10/1/07	BB+/P	100,000	100,273
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	500,000	506,710
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	1,000,000	1,098,210
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	AAA	1,000,000	1,113,500
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jeffersons Ferry), 5s, 11/1/15	BBB-	525,000	550,148
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	845,072
			17,809,107

North Carolina (3.7%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
5.3s, 1/1/15	Baa2	1,500,000	1,598,040
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds
(Deerfield), Ser. A, 5s, 11/1/23	A-/F	250,000	261,510
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	610,000	635,541
(First Mtge. - Pines at Davidson), Ser. A, 5s, 1/1/18	A-/F	835,000	890,394
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	808,080
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	690,000	707,416
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	100,000	102,095
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	154,545
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,084,310
			6,241,931

North Dakota (0.7%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,105,670

Ohio (3.7%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	606,144
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	AA-	1,000,000	1,107,330
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,653,210
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 4.85s, 7/1/14	A+	1,000,000	1,050,590
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	1,250,000	1,247,438
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa2	500,000	608,920
			6,273,632

Oklahoma (1.0%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	305,000	316,941
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	245,000	257,659
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	580,000	611,042
5 3/4s, 8/15/29 (Prerefunded)	AAA	420,000	444,952
			1,630,594

Oregon (1.1%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,000,000	1,052,970
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	765,000	784,584
			1,837,554

Pennsylvania (6.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B
9 1/4s, 11/15/22	Ba3	195,000	231,863
9 1/4s, 11/15/15	Ba3	585,000	695,588
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	766,328
(Env. Impt.), 5 1/2s, 11/1/16	Ba1	600,000	637,380
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	550,000	585,783
5.1s, 1/1/12	BB/P	400,000	404,560
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	690,000	716,896
Central Bucks, School Dist. G.O. Bonds, FGIC, 5 1/2s,
5/15/16	Aaa	2,000,000	2,178,680
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	AA-	250,000	267,880
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	400,000	425,492
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	2,000,000	2,034,420
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	260,000	282,448
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	857,115
			10,084,433

Puerto Rico (1.3%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	700,000	759,332
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, 5s,
7/1/28	BBB	270,000	280,141
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,092,560
			2,132,033

Rhode Island (1.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	2,168,289

South Carolina (1.9%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,250,000	1,341,700
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB-/F	600,000	688,980
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	1,004,596
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	124,164
			3,159,440

South Dakota (1.2%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.),
Ser. H, 5s, 5/1/28	AAA	730,000	742,235
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,299,388

			2,041,623

Tennessee (2.8%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	1,500,000	1,747,245
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	400,000	418,464
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	1,085,000	1,143,807
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	625,000	713,913
6 1/2s, 9/1/26 (Prerefunded)	AAA	375,000	428,348
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	200,000	208,228
			4,660,005

Texas (4.8%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), 5 7/8s, 11/15/18 (SEG)	BB/P	1,000,000	1,024,060
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	400,000	403,304
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	700,000	752,409
Houston, Arpt. Syst. Rev. Bonds (Continental Airlines,
Inc.), Ser. E, 6 3/4s, 7/1/29	B-	1,450,000	1,565,594
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	AAA/P	250,000	260,280
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	500,000	522,265
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	125,000	133,325
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,150,000	2,242,386
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA	1,200,000	1,206,348
			8,109,971

Utah (0.9%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7 1/2s, 2/1/10	BB-	800,000	801,160
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	750,000	794,858
			1,596,018

Vermont (1.0%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	1,650,000	1,663,959

Virginia (2.0%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A
6.7s, 6/1/27	BB+/P	400,000	427,948
6 1/2s, 6/1/22	BB+/P	600,000	640,692
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (VA Baptist Homes), Ser. A, 5 1/4s, 7/1/25	B+/P	250,000	257,418
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	200,000	203,650
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	500,000	535,015
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,000,000	1,069,000
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	200,000	204,592
			3,338,315

Washington (0.6%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	970,000	1,072,936

West Virginia (0.5%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	825,000	835,527

Wisconsin (2.0%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	1,500,000	1,639,635
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A3	1,600,000	1,763,168
			3,402,803

Wyoming (0.2%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	300,000	320,580

Total municipal bonds and notes (cost $198,758,928)		$210,843,842

COMMON STOCKS (--%)(a) (cost $1,428,766)
	Shares	Value

Tembec, Inc. (Canada) (NON)	29,974	$44,269

TOTAL INVESTMENTS

Total investments (cost $200,187,694) (b)		$210,888,111

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	106	$11,391,688	Mar-07	$139,769

NOTES

(a) Percentages indicated are based on net assets of $168,897,347.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $200,179,392, resulting in gross unrealized appreciation and depreciation of $12,664,285 and $1,955,566, respectively, or net unrealized appreciation of $10,708,719.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2006 was $1,253,736 or 0.6% of net assets.

(SEG) A portion of this securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector group concentrations greater than 10% at December 31, 2006 (as a percentage of net assets):

Healthcare	51.8%
Utilities	10.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007